SCHEDULE OF RECONCILIATION OF LONG TERM DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Beginning balance	$ 209,326,775	$ 188,719,114
Secured bank debt borrowings	199,135,651	44,217,867
Bridge loan borrowings	6,540,992
Secured bank debt repayments	(152,416,321)	(13,335,183)
Bridge loan repayments	(66,040)
Long—term accrued interest		(9,733)
Debt issuance cost	(814,661)	(41,550)	$ (1,070,987)
Deferred financing cost amortization	184,423	1,037,824
Debt extinguishment loss	8,370,997
Debt modification gain	(143,630)	(3,775,054)
Foreign currency translation effect	(263,951)	(7,486,510)
Ending balance	$ 269,854,235	$ 209,326,775	$ 188,719,114